Risk Management Activities - Hedged Items on the Statement of Financial Position (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Physical power sales | Cash flow hedges | Commodity risk management
Disclosure of detailed information about hedging instruments [line items]
Gain (loss) on hedge ineffectiveness	$ 114	$ (114)
Reserve of cash flow hedges	65	(129)
Foreign-denominated Debt | Net Investment Hedge | Currency risk
Disclosure of detailed information about hedging instruments [line items]
Gain (loss) on hedge ineffectiveness	0	0
Reserve of cash flow hedges	$ (34)	$ (36)